Interest in Other Entities (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands													1 Months Ended												3 Months Ended	6 Months Ended		12 Months Ended
		Sep. 02, 2021 USD ($)	May 16, 2021 USD ($)	Apr. 08, 2021	Apr. 06, 2021 shares	Mar. 09, 2021	Feb. 02, 2021 USD ($)	Jan. 07, 2021	Oct. 14, 2020 USD ($)	Oct. 08, 2020 USD ($)	Mar. 03, 2020 USD ($) $ / shares shares	Sep. 03, 2019	Jul. 30, 2021 USD ($)	Jun. 17, 2021	Feb. 19, 2021 USD ($)	Jan. 19, 2021 shares	Sep. 29, 2020	May 18, 2020 USD ($) $ / shares shares	Mar. 24, 2020 shares	Feb. 18, 2020 shares	Jan. 19, 2020 shares	Sep. 16, 2019	Jun. 19, 2019 USD ($) $ / shares shares	Jun. 19, 2019 ILS (₪) shares	May 01, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Mar. 09, 2021 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 28, 2021 shares	Mar. 22, 2021 USD ($) $ / shares shares	Jan. 20, 2021 $ / shares shares	Dec. 31, 2020 $ / shares	Sep. 30, 2020 shares	Jul. 15, 2020 USD ($)	May 22, 2020 $ / shares shares	Dec. 30, 2019 shares
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																							2,168,675	2,168,675										24,386,660		11,500,020
Proceeds from issuance											$ 948							$ 2,000								$ 17,336	$ 5,044
Common stock, par value (in Dollars per share) | $ / shares
Profit of consolidation																										$ 11,502
Purchase agreement, description				Eventer consummated a share purchase agreement with certain investors in connection with the sale and issuance of USD 2.25 million worth of its ordinary shares for an aggregate amount of USD 2.25 million. According to the share purchase agreement, half of the proceeds will be used for promotion of Eventer’s business through media content and space advertising in different platforms and media outlets operated by the lead investor. Following an investment of USD 300 thousand under the described share purchase agreement, the Company hold approximately 47.69% of Eventer Shares					Pursuant to the share purchase agreement, the Company invested USD 750 thousand and were issued an aggregate of 325,270 ordinary shares of Eventer, representing 58.7% of the issued and outstanding share capital (50.01% of Eventer’s issued and outstanding share capital on a fully diluted basis). The share purchase agreement provides that the Company will invest an additional USD 250 thousand in a second tranche, subject to Eventer achieving certain post-closing EBITDA based milestones during the fiscal years 2021 through 2023, or the Milestones. The milestone will be examined in each of the years 2021 through 2023. The fair value of the earn-out was calculated by using a Monte Carlo Simulation. According to this model, the fair value of the earn-out was NIS 233 thousand (USD 69 thousand) as of October 14, 2020. In addition, the Company granted a loan to Eventer in the amount of USD 250 thousand. As of October 14, 2020, the loan was valued at USD 204 thousand. At the same date Eventer granted 74,100 options to its employees and other third parties, at a total fair value of USD 148 thousands.
Committed to lend amount									$ 1,250
Initial advances									$ 250
Advance repaid term									24 months
Interest rate									4.00%
Exchange agreement term									54 months
Outstanding loan amount									$ 600
Aggregate in restricted amount										$ 750
Financing arrangement, description										In addition, the Company agreed to financing arrangements including (i) providing financing by way of a stockholder loan of a principal amount equal to USD 250 thousand which may be extended up to an aggregate cap of USD 1 million of which the Company will finance 60% with the remaining 40% to be financed by the other Pro’s and Purex’s stockholders; and (ii) additional financing of up to a principal amount of USD 1 million, to finance the acquisition of additional online Amazon stores provided that such Acquisition Financing will constitute 80% of the applicable acquisition cost, with the remaining 20% to be financed by the other Pro’s and Purex’s stockholders.
Extended loan amount										$ 250															$ 3,760
Annual interest										4.00%															4.00%
Minority shareholders transferred amount							$ 940
Amount committed to lend up	[1]																																		$ 94
Additional consideration transferred																										$ 1,000
Amount of pre-money valuation													$ 10,000
Fully diluted basis percentage																										51.00%
Intellisense [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																																					16,130,952
Common Stock [Member]
Interest in Other Entities (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares											$ 0.001
ScoutCam Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Entity holdings, percentage																						100.00%				27.76%
Common stock representing of issued and outstanding share capital, percentage																						60.00%
Shares issued (in Shares) | shares											979,754							2,066,116
Number of warrant exercise price per share (in Dollars per share) | $ / shares																															$ 1.15
Purchase price, per share (in Dollars per share) | $ / shares											$ 0.968							$ 0.968
Net of issuance expenses											$ 909							$ 1,900
Additional ordinary shares (in Shares) | shares																																225,000,000
Authorized share capital (in Shares) | shares																																300,000,000
Number of shares units issued to investors (in Shares) | shares																															22,222,223
Aggreagte purchase price																															$ 20,000
ScoutCam Inc. [Member] | Common Stock [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																													3,413,312
Proceeds from issuance																													$ 3,300
Common stock, par value (in Dollars per share) | $ / shares																																$ 0.001
Jeff’s Brands Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Purchase agreement, description										the Company agreed to acquire 50.01% of Pro’s and 50.03% of Purex’s issued and outstanding share capital on a fully diluted basis through a combination of cash investments in the companies and acquisition of additional shares from the current shareholders of the two companies in consideration for the Company restricted ADSs and a cash component. The Company agreed to invest an aggregate amount of USD 1,250 thousand in Pro and Purex, pay USD 150 thousand in cash consideration to the current stockholders, and issue uo to USD 500 thousand worth of restricted ADSs to the current stockholders of such companies subject to EBITDA milestones.. Following EBITDA results the company issued USD 71 thousand worth of restricted ADSs.
Amount invested			$ 5,400
Percentage of shares			50.03%
Gix Internet Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																							6,666,680	6,666,680
Additional ordinary shares (in Shares) | shares																														3,954,980
Amount invested																							$ 5,000
Warrants to purchase shares (in Shares) | shares																							333,334	333,334
Description of reverse earn out																							Medigus’ investment in Gix Internet and Gix Media is based on a projection that Gix Media’s net profit for 2019 will be at least NIS 15 million. In the event that Gix Media’s net profit is less than NIS 15 million for 2019, Medigus will be issued with additional ordinary shares in Gix, adjusting the price per Gix ordinary shares to the actual net profit for 2019, and compensating Medigus for the difference between the actual net profit and the target net profit for 2019 (“Reverse earn out”). Gix Media’s net profit for 2019 was more than NIS 15 million.	Medigus’ investment in Gix Internet and Gix Media is based on a projection that Gix Media’s net profit for 2019 will be at least NIS 15 million. In the event that Gix Media’s net profit is less than NIS 15 million for 2019, Medigus will be issued with additional ordinary shares in Gix, adjusting the price per Gix ordinary shares to the actual net profit for 2019, and compensating Medigus for the difference between the actual net profit and the target net profit for 2019 (“Reverse earn out”). Gix Media’s net profit for 2019 was more than NIS 15 million.
Percentage on discount on average share price																							20.00%	20.00%
Paid for Cash																							$ 4,057	₪ 14,400
Number of ADS issued (in Shares) | shares																							333,334	333,334
Exercise price (in Dollars per share) | $ / shares																							$ 4
Percentage on shares issued												8.45%
Ownership Interest, Percentage																										33.17%
Gix Media [Member]
Interest in Other Entities (Details) [Line Items]
Percentage on shares issued												9.34%
Gix Media [Member] | Common Stock [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																							729,508	729,508
Gix Interne [Member]
Interest in Other Entities (Details) [Line Items]
Additional ordinary shares (in Shares) | shares					5,903,718
Percentage of outstanding share capital					24.99%
Matomy Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Purchased of shares (in Shares) | shares																				2,284,865
Percentage of issued and outstanding share capital																			24.92%	2.32%
Additional purchase of shares (in Shares) | shares																			22,326,246
Net fair value of the assets and liabilities																										$ 546
Description of percentage on shares acquired																	Matomy announced that it had entered into a memorandum of understanding with Global Automax Ltd. (hereinafter – “Automax”), an Israeli private company that imports various leading car brands to Israel and Automax’s shareholders, for a proposed merger in which the shareholders of Automax would exchange 100% of their shares in Automax for shares of Matomy (hereinafter – the “Merger”). On November 9, 2020, Matomy signed a binding agreement for the Merger, and on March 24, 2021 the preconditions under the merger agreement were met to complete the Merger. Following the closing of the Merger, Automax shareholders held approximately 53% of the outstanding share capital of Matomy and potentially up to a maximum of 73%, due to additional share issuances which are subject to achievement of certain revenue and profit milestones by Matomy, or if the value of the Matomy’s shares reach specific values after the Merger.
Sale of share percentage																										50.00%
Sale of shares (in Shares) | shares																2,300,000					11,000,000
Decreased to issued and outstanding share capital																					4.73%
Total gained recognized through profit and loss																												$ 2,025
Polyrizon Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Ownership Interest, Percentage													51.00%
Percentage of issued and outstanding share capital													19.90%
Aggregate gross proceeds													$ 10
Amount committed to lend up													94
Additional consideration transferred													1,000
Equity financing amount													500
TotalValueOfOptions													$ 36
Term of the license													4 years
Description of polyrizon products													the right to purchase the Polyrizon products on a cost-plus 15% basis for the purpose of reselling the products worldwide. In consideration of the license, Polyrizon will be entitled to receive annual royalty payments equal to 10% of the Company annualized operating profit arising from selling the products.
DescriptionOfPolyrizonProducts						the Company entered into a share purchase agreement, with Polyrizon and Mr. Raul Srugo, an existing shareholder of Polyrizon, for an additional investment of up to a total of USD 250 thousand in Polyrizon. Following an investment of USD 120.5 thousand the Company held approximately 35.86% of Polyrizon shares.
Fully diluted basis percentage																										34.74%
Polyrizon Ltd. [Member] | NonadjustingEvent [Member]
Interest in Other Entities (Details) [Line Items]
Amount invested		$ 297
Sharehokders amount		$ 800
Charging Robotics Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Description of agreement								the Company entered an agreement to purchase a provisional patent filed with the United States Patent and Trademark Office and know-how relating to wireless vehicle battery charging technology in consideration for USD 75 thousand. Furthermore, the Company entered a collaboration agreement with the seller, whereby the Company committed to invest USD 150 thousand in a newly incorporated wholly owned subsidiary of the Company, Charging Robotics Ltd. (hereinafter – “Charging Robotics”), incorporated on February 1, 2021, which will focus on the company new electric vehicle and wireless charging activities. Pursuant to the collaboration agreement, the seller is entitled to a monthly consultant fee as well as options to purchase 15% of Charging Robotics’ fully diluted share capital as of its incorporation date based on a valuation of USD 1,000 thousand.
Description of distribution agreement														Automax will pay Charging Robotics a one-time payment of USD 50 thousand for its appointment as an exclusive distributor in Israel and Greece. Additionally, Automax will have a five-year option to purchase up to 5% of Charging Robotics’ ordinary shares at a USD 30 million pre-money valuation on a fully diluted basis, upon completion of Charging Robotics’ first financing round. Furthermore, Automax will have an additional option, for five years, to purchase ordinary shares of up to 5% of the amount of shares that Charging Robotic will issue in any subsequent round, following the first financing round, at a price per share to be determined in any such round.
Revoltz Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Percentage of issued and outstanding share capital															50.10%
Additional consideration transferred															$ 700
Description of joint venture agreement															the Company invested an initial amount of USD 250 thousand in consideration of 19,990 ordinary shares of Revoltz Ltd. (hereinafter – “Revoltz”), representing 19.99% of Revoltz’s issued and outstanding share capital on a fully diluted basis. The Joint Venture Agreement requires the Company to invest an additional USD 400 thousand in a second tranche, subject to Revoltz achieving certain post-closing milestones, for 37.5% of Revoltz’s issued and outstanding share capital.
Warrant [Member] | Gix Internet Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Warrants to purchase shares (in Shares) | shares																							2,898,183	2,898,183
Warrants A [Member]
Interest in Other Entities (Details) [Line Items]
Number of warrant exercise price per share (in Dollars per share) | $ / shares											$ 0.595							$ 0.595								$ 0.595			$ 0.595
Number of warrants exercise (in Shares) | shares																										393,736
Warrants B [Member]
Interest in Other Entities (Details) [Line Items]
Number of warrant exercise price per share (in Dollars per share) | $ / shares											$ 0.893							$ 0.893											$ 0.893
Warrant [Member] | Gix Internet Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																							2,898,183	2,898,183
Expected term																							3 years	3 years
ADS [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																																				575,001
Purchase price, per share (in Dollars per share) | $ / shares																																				$ 1.5
ADS [Member] | Gix Internet Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																							6,666,680	6,666,680
Number of ADS issued (in Shares) | shares																							333,334	333,334

[1]	translated at the closing rate at the date of that balance sheet